PROVISION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provision for contingencies
	Tax(1)	Regulatory(1)	Civil	Labor	Contingent liabilities (PPA)	Provision for fines for canceling lease agreements	Provision for asset decommissioning	Amounts to be refunded to customers	Total
Balance on December 31, 2023	2,753,323	1,760,866	1,226,995	693,712	1,002,901	40,993	407,246	96,601	7,982,637
Additions (reversal), net (Note 27.)	40,063	(377,510)	251,429	420,471	(12,517)	(10,798)	(5,083)	—	306,055
Other additions (reversal)(1)	(489,082)	—	—	—	(410)	14,929	9,642	—	(464,921)
Write-offs due to payment	(70,922)	(16,299)	(340,327)	(423,720)	—	(4,119)	—	(5,938)	(861,325)
Business combination – IPNET (Note 1.c.3.)	55,001	—	—	31,669	8,964	—	—	—	95,634
Interest accruals (Note 28.)	(265,396)	(215,962)	273,044	213,409	76,201	—	409	—	81,705
Balance on December 31, 2024	2,022,987	1,151,095	1,411,141	935,541	1,075,139	41,005	412,214	90,663	7,139,785
Additions (reversal), net (Note 27)	106,581	16,042	257,986	377,994	(26,740)	3,296	(25,920)	(90,663)	618,576
Other additions (reversal)(1)	(75,119)	(172,320)	—	2	—	—	10,002	—	(237,435)
Write-offs due to payment	(62,457)	(10,162)	(392,614)	(519,069)	(1,544)	(2,351)	—	—	(988,197)
Business combination – IPNET (Note 1.c.3)	(38,123)	—	—	(24,795)	—	—	—	—	(62,918)
Business combination – Samauma (Note 1.c.1)	4,784	—	—	573	2,462	—	—	—	7,819
Business combination – FiBrasil (Note 1.c.2)	—	—	—	1,528	24,065	—	—	—	25,593
Business combination – Cyber (Note 1.c.6)	1,663	—	—	158	—	—	—	—	1,821
Net interest accruals (Note 28.)	144,755	89,307	158,152	206,620	113,253	—	14,228	—	726,315
Balance on December 31, 2025	2,105,071	1,073,962	1,434,665	978,552	1,186,635	41,950	410,524	—	7,231,359

Balance on December 31, 2024
Current	160,947	195,063	573,679	701,300	5,075	41,005	3,265	90,663	1,770,997
Non-current	1,862,040	956,032	837,462	234,241	1,070,064	—	408,949	—	5,368,788
Total	2,022,987	1,151,095	1,411,141	935,541	1,075,139	41,005	412,214	90,663	7,139,785

Balance on December 31, 2025
Current	89,274	55,651	749,193	662,626	8,166	41,950	596	—	1,607,456
Non-current	2,015,797	1,018,311	685,472	315,926	1,178,469	—	409,928	—	5,623,903
Total	2,105,071	1,073,962	1,434,665	978,552	1,186,635	41,950	410,524	—	7,231,359

(1)In 2025 and 2024, relevant events occurred in the movements of tax and regulatory provisions, as follows: in 2025: (i) tax: due to the Company's adherence to tax amnesty programs in several states of the Federation with gains from the reversal of operating expenses for contingency provisions of R$25,638 (note 27), gains from the reversal of financial expenses for monetary updating of contingency provisions of R$65,990 (note 28), and assumption of debt of R$75,119 (note 21)..; and (ii) regulatory: due to adherence to the Desenrola program. In 2024, relevant events occurred in the movements of provisions, namely: (i) Tax: write-off of R$885,471 due to the Company's adherence to tax amnesty programs in the States of SP and PR, with gains from the reversal of operating expenses of provision for contingencies of R$26,546 (note 27.), gains from the reversal of financial expenses of monetary updating of provisions for contingencies of R$374,271 (Note 28.) and assumption of debt of R$484,654 (Note 21.); and (ii) Regulatory: write-off of R$792,378 as a result of the Commitment Term Related to the Self-Composition Negotiations for Adapting the STFC Concession Contracts to Authorization Instruments, with gains from the reversal of operating expenses for contingency provisions of R$386,392 (Note 27.) and gains from the reversal of financial expenses for monetary updating of contingency provisions of R$405,986 (Note 28.).

Schedule of provision contingencies

Nature/Degree of Risk	12.31.2025	12.31.2024
Provisions	2,105,071	2,022,987
Federal	835,180	809,765
State	496,594	466,590
Municipal	132,899	136,995
FUST	640,398	609,637
Possible losses	51,086,071	40,850,071
Federal	5,803,304	4,419,439
State	33,477,423	25,760,365
Municipal	808,770	682,468
FUST, FUNTTEL and FISTEL	10,996,574	9,987,799